Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP” or “the Codification”) for interim financial information. Accordingly, they do not include all of the information necessary for a fair presentation of results of operations, financial position and cash flows in conformity with GAAP. Operating results from interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. The condensed consolidated financial statements reflect all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of our results for the interim periods presented.

On November 4, 2011, Kinetic Concepts, Inc. (“KCI”) completed its merger (the “Merger”) with Chiron Merger Sub, Inc. (“Merger Sub”), a direct subsidiary of Chiron Holdings, Inc. (“Holdings”) and an indirect subsidiary of Centaur Guernsey L.P. Inc. (“Centaur”), pursuant to the terms of the Agreement and Plan of Merger, dated as of July 12, 2011 (the “Merger Agreement”), by and among Holdings, Merger Sub and KCI. As a result of the Merger, KCI is now a 100% owned subsidiary of Centaur. In connection with this transaction, LifeCell Corporation (“LifeCell”), formerly a 100% owned subsidiary of KCI, was promoted to be a sister corporation of KCI, such that each of KCI and LifeCell are now 100% owned subsidiaries of Centaur. Centaur is a non-operating holding company indirectly controlled by investment funds advised by Apax Partners (“Apax”) and controlled affiliates of Canada Pension Plan Investment Board (“CPPIB”) and the Public Sector Pension Investment Board (“PSP Investments” and with Apax and CPPIB, collectively, the “Sponsors”) and certain other co-investors. The condensed consolidated financial statements presented herein include the accounts of Centaur Guernsey L.P. Inc. for successor period and KCI predecessor period, together with its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Unless otherwise noted in this report, the terms “we,” “us,” “our,” “Company,” or the “Centaur Companies” refers to Centaur Guernsey L.P. Inc. and subsidiaries.

Our condensed consolidated statements of operations, statements of comprehensive income (loss) and statements of cash flows are presented for two periods: successor and predecessor. The Merger resulted in a new basis of accounting with the application of purchase accounting adjustments beginning on November 4, 2011 as the Merger occurred at the opening of business on November 4, 2011. The results of operations subsequent to the closing of the Merger reflect the impact of the new basis of accounting. The financial reporting periods presented herein for periods prior to November 4, 2011, represent our predecessor periods. The condensed consolidated financial statements for all predecessor periods were prepared using the historical basis of accounting for KCI. The financial reporting periods presented herein for periods subsequent to and including November 4, 2011, represent our successor periods. As a result of the Merger and the associated preliminary purchase accounting adjustments, the condensed consolidated financial statements of the successor period are not comparable to periods preceding the Merger.

On August 15, 2012, we announced that we had entered into an asset purchase agreement (the “Agreement”) with Getinge AB (“Getinge”). The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our Therapeutic Support Systems™ ("TSS") product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction.

As a result of our Agreement with Getinge, the assets and liabilities subject to the Agreement are presented separately in the condensed consolidated balance sheets as assets held for sale and liabilities related to assets held for sale, respectively. In accordance with the Codification, depreciation and amortization of the long-lived assets subject to the Agreement ceased as of August 15, 2012. Additionally, the results of the operations subject to the Agreement, excluding the allocation of general corporate overhead, are presented as discontinued operations in the condensed consolidated statements of operations for all periods presented.

The Centaur Companies have two reportable operating segments which correspond to our two continuing global business units: Active Healing Solutions ™ (“AHS”) and LifeCell. The Centaur Companies have three primary geographic regions for which we provide supplemental information: Americas, which is comprised principally of the United States and includes Canada, Puerto Rico and Latin America; EMEA, which is comprised principally of Europe and includes the Middle East and Africa; and APAC, which is comprised of the Asia Pacific region.

The condensed consolidated financial statements appearing in this quarterly report should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2011, included in Amendment No.1 to our Registration Statement on Form S-4 dated November 5, 2012.

Basis of Presentation and Principles of Consolidation

On November 4, 2011, Kinetic Concepts, Inc. (“KCI”) completed its merger (the “Merger”) with Chiron Merger Sub, Inc. (“Merger Sub”), a direct subsidiary of Chiron Holdings, Inc. (“Holdings”) and an indirect subsidiary of Centaur Guernsey L.P. Inc. (“Centaur”), pursuant to the terms of the Agreement and Plan of Merger, dated as of July 12, 2011 (the “Merger Agreement”), by and among Holdings, Merger Sub and KCI. As a result of the Merger, KCI, which is now comprised primarily of our Active Healing Solutions ™ (“AHS”) business unit, is a 100% owned subsidiary of Centaur. In connection with this transaction, LifeCell Corporation (“LifeCell”), formerly a 100% owned subsidiary of KCI, was promoted to be a sister corporation of KCI, such that each of KCI and LifeCell are now 100% owned subsidiaries of Centaur. Centaur is a non-operating holding company indirectly controlled by investment funds advised by Apax Partners (“Apax”) and controlled affiliates of Canada Pension Plan Investment Board (“CPPIB) and the Public Sector Pension Investment Board (“PSP Investments” and with Apax and CPPIB, collectively, the “Sponsors”) and certain other co-investors. The consolidated financial statements presented herein include the accounts of Centaur Guernsey L.P. Inc., together with its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Unless otherwise noted in this report, the terms “we,” “us,” “our,” “Company,” or the “Centaur Companies” refers to Centaur Guernsey L.P. Inc. and subsidiaries. The accompanying audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP” or “the Codification”).

Our consolidated statements of operations and statements of cash flows are presented for two periods: successor and predecessor. The Merger resulted in a new basis of accounting with the application of preliminary purchase accounting adjustments beginning on November 4, 2011 as the Merger occurred at the opening of business on November 4, 2011. The results of operations subsequent to the closing of the Merger reflect the impact of the new basis of accounting. The financial reporting periods presented herein are as follows:

•	The period from November 4 through December 31, 2011 reflects our successor period.

•
The period from January 1 through November 3, 2011 and the years ended December 31, 2009 and 2010 reflects our predecessor periods. The consolidated financial statements for all predecessor periods were prepared using the historical basis of accounting for KCI. As a result of the Merger and the associated preliminary purchase accounting adjustments, the consolidated financial statements of the successor period are not comparable to periods preceding the Merger.

Net earnings (loss) per share information is not presented as such information is not meaningful. During the successor period ended December 31, 2011, Chiron Guernsey Holdings L.P. Inc. owns over 99% of the limited partnership interests of Centaur, while Centaur’s Managing Limited Partner owns less than 1% of the limited partnership interests.  Chiron Guernsey GP Co. Limited owns all of the general partnership interests in Centaur and has no economic interest in Centaur. We do not have any publicly traded common stock or potential common stock.

On August 15, 2012, we announced that we had entered into an asset purchase agreement (the “Agreement”) with Getinge AB (“Getinge”). The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our Therapeutic Support Systems™ ("TSS") product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction. As a result of our Agreement with Getinge and in accordance with the Codification, depreciation and amortization of the long-lived assets subject to the Agreement ceased as of August 15, 2012. Additionally, the results of the operations subject to the Agreement, excluding the allocation of general corporate overhead, are presented as discontinued operations in the consolidated statements of operations for all periods presented.

The Centaur Companies have two reportable operating segments which correspond to our two global business units: AHS and LifeCell. The Centaur Companies have three primary geographic regions for which we provide supplemental information: Americas, which is comprised principally of the United States and includes Canada, Puerto Rico and Latin America; EMEA, which is comprised principally of Europe and includes the Middle East and Africa; and APAC, which is comprised of the Asia Pacific region.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition

We recognize revenue in accordance with the “Revenue Recognition” Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification when each of the following four criteria are met:

1)	a contract or sales arrangement exists;

2)	products have been shipped, title has transferred or services have been rendered;

3)	the price of the products or services is fixed or determinable; and

4)	collectibility is reasonably assured.

We recognize rental revenue based on the number of days a product is used by the patient or organization, at the contracted rental rate for contracted customers and generally, retail price for non-contracted customers.  Sales revenue is recognized when products are shipped and title has transferred.  We establish realization reserves against revenue to provide for adjustments including capitation agreements, credit memos, volume discounts, pricing adjustments, utilization adjustments, product returns, cancellations, estimated uncollectible amounts and payer adjustments based on historical experience. In addition, revenue is recognized net of administrative fees paid to GPOs.

Cash and Cash Equivalents
Cash and Cash Equivalents

We consider all highly liquid investments with an original maturity of ninety days or less to be cash equivalents. We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand.

Accounts Receivable
Accounts Receivable

Americas trade accounts receivable consist of amounts due directly from acute and extended care organizations, third-party payers (“TPP”), both governmental and non-governmental, and patient pay accounts.  Included within the TPP accounts receivable balances are amounts that have been or will be billed to patients once the primary payer portion of the claim has been settled by the TPP.  EMEA and APAC trade accounts receivable consist of amounts due primarily from acute care organizations.

Significant concentrations of accounts receivable include:

	2011	2010
Acute and extended care organizations	60%	56%
Managed care, insurance and other	28%	32%
Medicare/Medicaid	10%	10%
Other	2%	2%

The domestic TPP reimbursement process requires extensive documentation, which has had the effect of slowing both the billing and cash collection cycles relative to the rest of the business, and therefore, could increase total accounts receivable.  Because of the extensive documentation required and the requirement to settle a claim with the primary payer prior to billing the secondary and/or patient portion of the claim, the collection period for a claim in our home care business may, in some cases, extend beyond one year prior to full settlement of the claim.

We utilize a combination of factors in evaluating the collectibility of our accounts receivable. For unbilled receivables, we establish reserves to allow for expected denied or uncollectible items.  In addition, items that remain unbilled for more than a specified period of time, or beyond an established billing window, are reserved against revenue.  For billed receivables, we generally establish reserves using a combination of factors including historic adjustment rates for credit memos and cancelled transactions, historical collection experience, and the length of time receivables have been outstanding.  The reserve rates vary by payer group.  In addition, we record specific reserves for bad debt when we become aware of a customer's inability or refusal to satisfy its debt obligations, such as in the event of a bankruptcy filing.

Inventories
Inventories

AHS inventories

Prior to the completion of the Merger on November 4, 2011, inventories were stated at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. On November 4, 2011, inventories were recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to inventory recorded at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. Costs include material, labor and manufacturing overhead costs. Inventory expected to be converted into equipment for short-term rental is reclassified to property, plant and equipment. We review our inventory balances monthly for excess sale products or obsolete inventory levels. Inventory quantities of sale-only products in excess of anticipated demand are considered excess and are reserved at 100%. For rental products, we review both product usage and product life cycle to classify inventory as active, discontinued or obsolete. Obsolescence reserve balances are established on an increasing basis from 0% for active, high-demand products to 100% for obsolete products. The reserve is reviewed and, if necessary, adjustments are made on a monthly basis. We rely on historical information and production planning forecasts to support our reserve and utilize management's business judgment for "high risk" items, such as products that have a fixed shelf life. Once the value of inventory is reduced, we do not adjust the reserve balance until the inventory is sold or otherwise disposed.

LifeCell inventories

Prior to the completion of the Merger on November 4, 2011, inventories were stated at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. On November 4, 2011, inventories were recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to inventory recorded at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. Inventories on hand include the cost of materials, freight, direct labor and manufacturing overhead. We record a provision for excess and obsolete inventory based primarily on inventory quantities on hand, the historical product sales and estimated forecast of future product demand and production requirements. In addition, we record a provision for tissue that will not meet tissue standards based on historic rejection rates.

Vendor Rebates
Vendor Rebates

We may receive consideration from vendors in the normal course of business in the form of rebates of purchase price paid. Our policy for accounting for these funds is in accordance with the “Revenue Recognition” Topic of the FASB Accounting Standards Codification. Funds are recognized as a reduction of cost of sales and inventory if the funds are a reduction of the price for the vendor’s products.

Long-Lived Assets
Long-Lived Assets

Prior to the completion of the Merger on November 4, 2011, property, plant and equipment was stated at cost. On November 4, 2011, property, plant and equipment was recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to property, plant and equipment recorded at cost. Betterments, which extend the useful life of the equipment, are capitalized. Debt issuance costs represent fees and other direct costs incurred in connection with our borrowings. These amounts are capitalized and amortized using the effective interest method over the contractual term of the borrowing. Other assets consisted principally of other investments at December 31, 2011 and consisted of other investments and investment in assets subject to leveraged leases at December 31, 2010.

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives (20 to 30 years for buildings and between three and seven years for most of our other property and equipment) of the assets. Amortization for leasehold improvements is taken over the shorter of the estimated useful life of the asset or over the remaining lease term.

Purchase Accounting
Purchase Accounting

Business combinations are accounted for under the acquisition method. The total cost of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items.

The Merger has been accounted for as a business combination. The allocation of the total purchase price to KCI’s and LifeCell’s tangible and identifiable intangible assets was based on their estimated fair values as of the acquisition date.

Purchase Accounting

Business combinations are accounted for under the acquisition method. The total cost of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill represents the excess purchase price over the fair value of net assets acquired. Goodwill is tested at least annually by reporting unit for impairment, or more frequently when events or changes in circumstances indicate that the asset might be impaired. Examples of such events or circumstances include, but are not limited to, a significant adverse change in legal or business climate, an adverse regulatory action or unanticipated competition.

Impairment is tested by comparing the carrying value of the reporting unit to the reporting unit’s fair value. The carrying value of each reporting unit is determined by taking the reported net assets of the consolidated entity, identifying reporting unit specific assets (including goodwill) and liabilities and allocating shared operational and administrative assets and liabilities to the appropriate reporting unit, which is the same as the segment to which they are assigned. The fair value of each reporting unit is primarily determined using discounted cash flow models using certain assumptions about expected future operating performance and appropriate discount rates determined by our management. When it is determined that the carrying value of goodwill may not be recoverable based upon the existence of one or more of the above indicators of impairment, the measurement of any impairment is determined and the carrying value is reduced as appropriate.

Identifiable intangible assets include developed technology, in process research and development, customer relationships, tradenames and patents. As a result of the Merger, the identifiable intangible assets are presented on a new basis of accounting with the application of preliminary purchase accounting adjustments. We amortize our identifiable definitive lived intangible assets over 2 to 20 years, depending on the estimated economic or contractual life of the individual asset. For indefinite lived intangible assets, impairment is tested by comparing the carrying value of the asset to the fair value of the reporting unit. When it is determined that the carrying value of identifiable intangible assets may not be recoverable based upon the existence of one or more of the above indicators of impairment, the measurement of any impairment is determined and the carrying value is reduced as appropriate.

Income Taxes
Income Taxes

Deferred income taxes are accounted for using the asset and liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statements and the tax bases of assets and liabilities, as measured by current enacted tax rates.  When appropriate, we evaluate the need for a valuation allowance to reduce our deferred tax assets.

A liability is recorded for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.  We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

We have established a valuation allowance to reduce deferred tax assets associated with foreign net operating losses, certain state net operating losses, and certain foreign deferred tax assets to an amount whose realization is more likely than not. We believe that the remaining deferred income tax assets will be realized based on reversals of existing taxable temporary differences and expected repatriation of foreign earnings. Accordingly, we believe that no additional valuation allowances are necessary.

Income Taxes

Deferred income taxes are accounted for using the asset and liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statements and the tax bases of assets and liabilities, as measured by current enacted tax rates.  When appropriate, we evaluate the need for a valuation allowance to reduce our deferred tax assets.

A liability is recorded for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.  We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

We have established a valuation allowance to reduce deferred tax assets associated with foreign net operating losses, certain state net operating losses, and certain foreign deferred tax assets to an amount whose realization is more likely than not. We believe that the remaining deferred income tax assets will be realized based on reversals of existing taxable temporary differences and expected repatriation of foreign earnings. Accordingly, we believe that no additional valuation allowances are necessary.

Royalties
 Royalties

We pay royalties for the right to market many of our medical devices. Royalties are generally based on applicable revenue or the number of units sold and are recognized in the period that the related revenue is earned. Royalties related to rental revenue are included in rental expense. Royalties on sales revenue are included in cost of sales.

Self-Insurance
Self-Insurance

We self-insure certain employee benefit and casualty insurance risks. Our group medical plan for U.S. employees is a qualified self-insured plan subject to specific stop loss insurance coverage. Our short-term disability plan for U.S. based employees is self-insured. The Texas Employee Injury Benefit Plan is self-insured subject to a $750,000 per occurrence retention. Our casualty insurance program has a $750,000 deductible for workers’ compensation, auto liability, and general liability. Our products liability program has a $500,000 self-insurance retention. Our group life and accidental death and dismemberment plan and our long-term disability plan are all fully insured. We fully accrue our retained loss liabilities, including claims incurred but not reported. Based on historical trends, we believe our accruals for retained losses are adequate to cover future losses.

Derivative Financial Instruments and Fair Value Measurements
Derivative Financial Instruments and Fair Value Measurements

We use derivative financial instruments to manage the economic impact of fluctuations in interest rates. We do not use financial instruments for speculative or trading purposes. Periodically, we enter into interest rate protection agreements to modify the interest characteristics of our outstanding debt. Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. Each interest rate swap was designated as a hedge of interest payments associated with specific principal balances and terms of our debt obligations. These agreements involved the exchange of amounts based on variable interest rates for amounts based on fixed interest rates, over the life of the agreement, without an exchange of the notional amount upon which the payments are based. The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt. These interest rate swaps were settled prior to the Merger. Subsequent to the Merger, our interest rate derivatives have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period and included in interest expense in our condensed consolidated statements of operations.

We also use derivative financial instruments to manage the economic impact of fluctuations in currency exchange rates on our intercompany balances and corresponding cash flows and to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. We enter into foreign currency exchange contracts to manage these economic risks. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. Gains and losses resulting from the foreign currency fluctuations impact on transactional exposures are included in foreign currency gain (loss) in our condensed consolidated statements of operations. Although we use master netting agreements with our derivative counterparties, we do not offset derivative asset and liability positions in the condensed consolidated balance sheet.

All derivative instruments are recorded on the balance sheet at fair value. The fair values of our interest rate derivatives and foreign currency exchange contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly-quoted markets, which represent level 2 inputs as defined by the Codification. Prior to the Merger, we estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income (loss), net of tax, until the hedged item was recognized into earnings (loss).

Derivative Financial Instruments and Fair Value Measurements

We use derivative financial instruments to manage the economic impact of fluctuations in interest rates. We do not use financial instruments for speculative or trading purposes. Periodically, we enter into interest rate protection agreements to modify the interest characteristics of our outstanding debt. Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. Each interest rate swap was designated as a hedge of interest payments associated with specific principal balances and terms of our debt obligations. These agreements involved the exchange of amounts based on variable interest rates for amounts based on fixed interest rates, over the life of the agreement, without an exchange of the notional amount upon which the payments are based. The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt. These interest rate swaps were settled prior to the Merger. Subsequent to the Merger, our interest rate derivatives have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period.

We also use derivative financial instruments to manage the economic impact of fluctuations in currency exchange rates on our intercompany balances and corresponding cash flows and to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. We enter into foreign currency exchange contracts to manage these economic risks. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. Gains and losses resulting from the foreign currency fluctuations impact on transactional exposures are included in foreign currency gain (loss) in our consolidated statements of operations. Although we use master netting agreements with our derivative counterparties, we do not offset derivative asset and liability positions in the consolidated balance sheet.

As required, all derivative instruments are recorded on the balance sheet at fair value. The fair values of our interest rate derivatives and foreign currency exchange contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly-quoted markets, which represent level 2 inputs as defined by the Codification. Prior to the Merger, we estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income (loss), net of tax, until the hedged item was recognized into earnings (loss).

Foreign Currency Translation and Transaction Gains and Losses
Foreign Currency Translation and Transaction Gains and Losses

The functional currency for the majority of our foreign operations is the applicable local currency. The translation of the applicable foreign currencies into U.S. dollars is performed for balance sheet accounts using the exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate during the period. Gains and losses resulting from the foreign currency translations are included in accumulated other comprehensive income. Transaction gains and losses, such as those resulting from the settlement of nonfunctional currency receivables or payables, including intercompany balances, are included in foreign currency gain (loss) in our consolidated statements of operations. Additionally, payable and receivable balances and long-term debt denominated in nonfunctional currencies are marked-to-market at month-end, and the gain or loss is recognized in our consolidated statements of operations.

Concentration of Credit Risk
Concentration of Credit Risk

We have a concentration of credit risk with financial institutions related to our derivative instruments. As of September 30, 2012, Morgan Stanley, UBS and HSBC were the counterparties on our interest rate protection agreements consisting of interest rate swap and cap agreements in outstanding notional amounts totaling $1.043 billion each. We use master netting agreements with our derivative counterparties to reduce our risk and use multiple counterparties to reduce our concentration of credit risk.

We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand.

Concentration of Credit Risk

We have a concentration of credit risk with financial institutions related to our derivative instruments. As of December 31, 2011, Morgan Stanley, UBS and HSBC were the counterparties on our interest rate protection agreements consisting of interest rate swap and cap agreements in notional amounts totaling $1.048 billion each. We use master netting agreements with our derivative counterparties to reduce our risk and use multiple counterparties to reduce our concentration of credit risk.

We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand.

Equity-based Compensation
Equity-based Compensation

We account for equity-based payments to employees in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”), which requires that equity-based payments (to the extent they are compensatory) be recognized in our consolidated statements of operations based on their fair values.

As required by ASC 718, we recognize equity-based compensation expense for equity-based payment awards that are expected to vest, including stock options, restricted stock awards and restricted stock units based on estimated fair values on the date of grant. For awards classified as liability awards, the fair value of these awards is reviewed on a regular basis and the expense associated with these awards is adjusted accordingly as the fair value changes. In determining whether an award is expected to vest, we use an estimated, forward-looking forfeiture rate based upon our historical forfeiture rates. To the extent our actual forfeitures are different than our estimates, we record a true-up for the differences in the period that the awards vest, and such true-ups could materially affect our operating results. We also consider whether there have been any significant changes in facts and circumstances that would affect our expected forfeiture rate.

We are also required to determine the fair value of equity-based awards at the grant date. Prior to the Merger, for option awards that are subject to service conditions and/or performance conditions, we estimated the fair values of employee stock awards using a Black-Scholes-Merton valuation model. Subsequent to the Merger, we estimate the fair values of employee incentive equity awards using a Black-Scholes-Merton valuation model. A discount for lack of marketability was applied to the per unit fair value to reflect increased risk arising from the inability to readily sell the Profits Interest Units and Appreciation Rights. These determinations require judgment, including estimating expected volatility. If actual results differ significantly from these estimates, equity-based compensation expense and our results of operations could be impacted.

Collaborative Arrangements
Collaborative Arrangements

In September 2010, LifeCell entered into an exclusive sales and marketing agreement with Novadaq® Technologies, Inc. (“Novadaq”) for the distribution of Novadaq's SPY® Intraoperative Perfusion Assessment System in Americas surgical markets. LifeCell will provide market development and commercialization activities, including professional education, clinical support, reimbursement and sales distribution. Novadaq will continue to be responsible for manufacturing, field service and research and development. We recognize revenue for transactions under this agreement in accordance with the “Collaborative Arrangements” topic of the Codification.

Research and Development
Research and Development

The focus of our research and development program has been to invest in clinical studies and the development of new advanced wound healing systems, products and dressings. This includes the development of new and synergistic technologies across the continuum of wound care including tissue regeneration, preservation and repair, new applications of negative pressure technology, and the leveraging of our core understanding of biological tissues in order to develop biosurgery products in our LifeCell business. The types of costs classified as research and development expense include salaries of technical staff, consultant costs, facilities and utilities costs related to offices occupied by technical staff, depreciation on equipment and facilities used by technical staff, supplies and materials for research and development and outside services such as prototype development and testing and third-party research and development costs. Expenditures for research and development, including expenses related to clinical studies, are expensed as incurred.

Shipping and Handling		Shipping and Handling We include shipping and handling costs in rental expense and cost of sales, as appropriate.
Taxes Collected from Customers and Remitted to Governmental Units
Taxes Collected from Customers and Remitted to Governmental Units

Taxes assessed by a government authority that are directly imposed on a revenue producing transaction between us and our customers, including but not limited to sales taxes, use taxes and value added taxes, are accounted for on a net (excluded from revenues and costs) basis.

Advertising Expenses		Advertising Expenses Advertising costs are expensed as incurred.
Legal Proceedings and Other Loss Contingencies
 Legal Proceedings and Other Loss Contingencies

We are subject to various legal proceedings, many involving routine litigation incidental to our business. The outcome of any legal proceeding is not within our complete control, is often difficult to predict and is resolved over very long periods of time. Estimating probable losses associated with any legal proceedings or other loss contingencies is very complex and requires the analysis of many factors including assumptions about potential actions by third parties. Loss contingencies are disclosed when there is at least a reasonable possibility that a loss has been incurred and are recorded as liabilities in the consolidated financial statements when it is both (1) probable or known that a liability has been incurred and (2) the amount of the loss is reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. If a loss contingency is not probable or cannot be reasonably estimated, a liability is not recorded in the consolidated financial statements.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

On January 1, 2012, we adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2011-07 “Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities.” The objective of this update is to provide financial statement users with greater transparency about a health care entity’s net patient service revenue and the related allowance for doubtful accounts. This update provides information to assist financial statement users in assessing an entity’s sources of net patient service revenue and related changes in its allowance for doubtful accounts. The amendments require health care entities that recognize significant amounts of patient service revenue at the time the services are rendered, to present the provision for bad debts related to patient service revenue as a deduction from revenue on their statement of operations